Debt Securities in Issue	6 Months Ended
Jun. 30, 2023
Debt Securities In Issue [Abstract]
Debt Securities in Issue	19. DEBT SECURITIES IN ISSUE

	30 June 2023	31 December 2022
	£m	£m
Medium-term notes	10,930	10,644
Euro 35bn Global Covered Bond Programme	15,247	15,205
US$20bn Commercial Paper Programmes	1,591	1,851
Certificates of deposit	1,975	2,874
Credit linked notes	—	60
Securitisation programmes	2,088	897
	31,831	31,531